Other assets-Other / Other liabilitie (Tables)	6 Months Ended
Sep. 30, 2021
Other assets-Other / Other liabilities [Abstract]
Schedule of Other assets—Other and Other liabilities

	Millions of yen
	March 31, 2021	September 30, 2021
Other assets—Other:
Securities received as collateral	¥399,975	¥171,503
Goodwill and other intangible assets (1)	29,040	28,407
Deferred tax assets	30,433	28,615
Investments in equity securities for other than operating purposes (2)	270,246	259,995
Prepaid expenses	18,741	19,324
Other	300,997	276,018

Total	¥1,049,432	¥783,862

Other liabilities:
Obligation to return securities received as collateral	¥399,975	¥171,503
Accrued income taxes	60,275	15,987
Other accrued expenses	424,961	392,391
Other (3)	353,956	348,073

Total	¥1,239,167	¥927,954

(1)
For the year ended March 31, 2021, Nomura recognized goodwill attributable to the Wholesale segment as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC. See Note.9 “
Business combination“
for further information.

(2)	Includes equity securities without readily determinable fair value of ¥65,365 million as of March 31, 2021 and as of September 30, 2021 respectively.
(3)	Includes operating lease liabilities.